Nature of Operations and Going Concern (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nature of Operations and Going Concern
Country Of Incorporation	British Columbia
Year Of Incorporation	January 22, 1987
Address Of The Company's Registered Office	910 – 800 West Pender Street, Vancouver, BC, Canada, V6C 2V6
Principal Place Of Business	810 – 625 Howe Street, Vancouver, BC, Canada, V6C 2T6
Net Loss For The Year	$ (1.8)	$ (1.7)	$ (1.0)
Deficit	$ (51.1)	$ (49.3)	$ (47.6)